Basis of preparation of the consolidated financial statements (Details) - EUR (€) € in Millions	Jun. 30, 2020	Dec. 31, 2019	Jan. 01, 2019
Disclosure of initial application of standards or interpretations [line items]
Right-of-use assets	€ 6,197	€ 6,263
IFRS 16 [member] | Bottom of range [member]
Disclosure of initial application of standards or interpretations [line items]
Right-of-use assets			€ 400
Lease liabilities			400
IFRS 16 [member] | Top of range [member]
Disclosure of initial application of standards or interpretations [line items]
Right-of-use assets			600
Lease liabilities			€ 600